Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JPMorgan Trust I
Entity Central Index Key	0001217286
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000007162 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Aware Real Return Fund
Class Name	Class A Shares
Trading Symbol	TXRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Tax Aware Real Return Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Aware Real Return Fund Class A Shares	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Tax Aware Real Return Fund's Class A Shares, without a sales charge, returned 8.15% for the year ended October 31, 2024. The Bloomberg US Municipal Index (the "Index") returned 9.70%, the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index returned 7.53%, and the Tax Aware Real Return Composite Benchmark Index returned 7.17% for the period.
  The Fund’s shorter overall duration detracted from performance, as municipal rates fell across the curve over the period. Generally, when interest rates fall (as they did during the reporting period), bonds of shorter duration will experience less price appreciation than longer duration bonds. Additionally, being overweight to the front end of the curve, specifically the 0-1yr. effective duration bucket, detracted from the Fund's performance.
  The Fund’s hedge against inflation, which was implemented using swaps contracts, detracted from the Fund's absolute performance.
  The overweight to the long end of the curve, specifically the 10+ year effective duration bucket, was a positive contributor to the Fund's performance as it outperformed over the period.
  The overweight to A-rated and BBB-rated bonds was additive to the Fund's performance over the period as they outperformed higher quality bonds. Additionally, the Fund’s overweight to the industrial development revenue/pollution control revenue sector positively contributed to the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Tax Aware Real Return Fund Class A Shares	August 31, 2005	4.08%	1.73%	1.34%
JPMorgan Tax Aware Real Return Fund Class A Shares - excluding sales charge		8.15	2.51	1.73
Bloomberg US Municipal Index		9.70	1.05	2.30
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index		7.53	1.14	2.06
Tax Aware Real Return Composite Benchmark Index		7.17	3.98	3.03

Performance Inception Date	Aug. 31, 2005
No Deduction of Taxes [Text Block]
Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares, with the exception of returns noted above as returns after taxes.

Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 565,838,000
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 1,296,000
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$565,838
Total number of portfolio holdings	324
Portfolio turnover rate	74%
Total advisory fees paid (000's)	$1,296

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

C000007163 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Aware Real Return Fund
Class Name	Class C Shares
Trading Symbol	TXRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Tax Aware Real Return Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Aware Real Return Fund Class C Shares	$124	1.19%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Tax Aware Real Return Fund's Class C Shares, without a sales charge, returned 7.62% for the year ended October 31, 2024. The Bloomberg US Municipal Index (the "Index") returned 9.70%, the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index returned 7.53%, and the Tax Aware Real Return Composite Benchmark Index returned 7.17% for the period.
  The Fund’s shorter overall duration detracted from performance, as municipal rates fell across the curve over the period. Generally, when interest rates fall (as they did during the reporting period), bonds of shorter duration will experience less price appreciation than longer duration bonds. Additionally, being overweight to the front end of the curve, specifically the 0-1yr. effective duration bucket, detracted from the Fund's performance.
  The Fund’s hedge against inflation, which was implemented using swaps contracts, detracted from the Fund's absolute performance.
  The overweight to the long end of the curve, specifically the 10+ year effective duration bucket, was a positive contributor to the Fund's performance as it outperformed over the period.
  The overweight to A-rated and BBB-rated bonds was additive to the Fund's performance over the period as they outperformed higher quality bonds. Additionally, the Fund’s overweight to the industrial development revenue/pollution control revenue sector positively contributed to the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Tax Aware Real Return Fund Class C Shares	August 31, 2005	6.62%	2.00%	1.30%
JPMorgan Tax Aware Real Return Fund Class C Shares - excluding sales charge		7.62	2.00	1.30
Bloomberg US Municipal Index		9.70	1.05	2.30
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index		7.53	1.14	2.06
Tax Aware Real Return Composite Benchmark Index		7.17	3.98	3.03

Performance Inception Date	Aug. 31, 2005
No Deduction of Taxes [Text Block]
Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares, with the exception of returns noted above as returns after taxes.

Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 565,838,000
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 1,296,000
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$565,838
Total number of portfolio holdings	324
Portfolio turnover rate	74%
Total advisory fees paid (000's)	$1,296

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

C000007161 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Aware Real Return Fund
Class Name	Class I Shares
Trading Symbol	TXRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Tax Aware Real Return Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Aware Real Return Fund Class I Shares	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Tax Aware Real Return Fund's Class I Shares returned 8.39% for the year ended October 31, 2024. The Bloomberg US Municipal Index (the "Index") returned 9.70%, the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index returned 7.53%, and the Tax Aware Real Return Composite Benchmark Index returned 7.17% for the period.
  The Fund’s shorter overall duration detracted from performance, as municipal rates fell across the curve over the period. Generally, when interest rates fall (as they did during the reporting period), bonds of shorter duration will experience less price appreciation than longer duration bonds. Additionally, being overweight to the front end of the curve, specifically the 0-1yr. effective duration bucket, detracted from the Fund's performance.
  The Fund’s hedge against inflation, which was implemented using swaps contracts, detracted from the Fund's absolute performance.
  The overweight to the long end of the curve, specifically the 10+ year effective duration bucket, was a positive contributor to the Fund's performance as it outperformed over the period.
  The overweight to A-rated and BBB-rated bonds was additive to the Fund's performance over the period as they outperformed higher quality bonds. Additionally, the Fund’s overweight to the industrial development revenue/pollution control revenue sector positively contributed to the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Tax Aware Real Return Fund Class I Shares	August 31, 2005	8.39%	2.78%	1.99%
Bloomberg US Municipal Index		9.70	1.05	2.30
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index		7.53	1.14	2.06
Tax Aware Real Return Composite Benchmark Index		7.17	3.98	3.03

Performance Inception Date	Aug. 31, 2005
No Deduction of Taxes [Text Block]
Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares, with the exception of returns noted above as returns after taxes.

Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 565,838,000
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 1,296,000
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$565,838
Total number of portfolio holdings	324
Portfolio turnover rate	74%
Total advisory fees paid (000's)	$1,296

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

C000130213 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Aware Real Return Fund
Class Name	Class R6 Shares
Trading Symbol	TXRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Tax Aware Real Return Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Aware Real Return Fund Class R6 Shares	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Tax Aware Real Return Fund's Class R6 Shares returned 8.51% for the year ended October 31, 2024. The Bloomberg US Municipal Index (the "Index") returned 9.70%, the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index returned 7.53%, and the Tax Aware Real Return Composite Benchmark Index returned 7.17% for the period.
  The Fund’s shorter overall duration detracted from performance, as municipal rates fell across the curve over the period. Generally, when interest rates fall (as they did during the reporting period), bonds of shorter duration will experience less price appreciation than longer duration bonds. Additionally, being overweight to the front end of the curve, specifically the 0-1yr. effective duration bucket, detracted from the Fund's performance.
  The Fund’s hedge against inflation, which was implemented using swaps contracts, detracted from the Fund's absolute performance.
  The overweight to the long end of the curve, specifically the 10+ year effective duration bucket, was a positive contributor to the Fund's performance as it outperformed over the period.
  The overweight to A-rated and BBB-rated bonds was additive to the Fund's performance over the period as they outperformed higher quality bonds. Additionally, the Fund’s overweight to the industrial development revenue/pollution control revenue sector positively contributed to the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Tax Aware Real Return Fund Class R6 Shares	August 16, 2013	8.51%	2.86%	2.08%
Bloomberg US Municipal Index		9.70	1.05	2.30
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index		7.53	1.14	2.06
Tax Aware Real Return Composite Benchmark Index		7.17	3.98	3.03

Performance Inception Date	Aug. 16, 2013
No Deduction of Taxes [Text Block]
Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares, with the exception of returns noted above as returns after taxes.

Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 565,838,000
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 1,296,000
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$565,838
Total number of portfolio holdings	324
Portfolio turnover rate	74%
Total advisory fees paid (000's)	$1,296

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

C000007189 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Research Market Neutral Fund
Class Name	Class A Shares
Trading Symbol	JMNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Research Market Neutral Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Research Market Neutral Fund (Class A Shares)	$289	2.71%
*	Includes dividend and interest expenses on short sales.

Expenses Paid, Amount	$ 289
Expense Ratio, Percent	2.71%	[1]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Research Market Neutral Fund's Class A Shares, without a sales charge, returned 13.62% for the year ended October 31, 2024. The Bloomberg U.S. Aggregate Index returned 10.55% and the ICE BofA 3-Month US Treasury Bill Index ("the Index") returned 5.39% for the year ended October 31, 2024.
  The Fund’s allocation to equities was the leading contributor to the Fund's performance compared to the Index.
  The hardware & semiconductors and industrial cyclical sectors were leading contributors to the Fund's absolute performance.
  The financial services and retail sectors were leading detractors from the Fund's absolute performance.
  The Fund’s short allocation to Teradyne and long allocation to Digital Realty Trust contributed positively to the Fund's performance.
  The Fund’s long allocation to Regeneron Pharmaceuticals and short allocation to Toast detracted from the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Research Market Neutral Fund (Class A Shares)	February 28, 2002	7.67%	5.94%	3.18%
JPMorgan Research Market Neutral Fund (Class A Shares) - excluding sales charge		13.62	7.08	3.73
Bloomberg U.S. Aggregate Index		10.55	(0.23)	1.49
ICE BofA 3-Month US Treasury Bill Index		5.39	2.37	1.69

Performance Inception Date	Feb. 28, 2002
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 339,688,000
Holdings Count | Holding	314
Advisory Fees Paid, Amount	$ 683,000
Investment Company Portfolio Turnover	218.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$339,688
Total number of portfolio holdings	314
Portfolio turnover rate	218%
Total advisory fees paid (000's)	$683

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
C000081099 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Research Market Neutral Fund
Class Name	Class C Shares
Trading Symbol	JMNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Research Market Neutral Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Research Market Neutral Fund (Class C Shares)	$341	3.20%
*	Includes dividend and interest expenses on short sales.

Expenses Paid, Amount	$ 341
Expense Ratio, Percent	3.20%	[2]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Research Market Neutral Fund's Class C Shares, without a sales charge, returned 13.02% for the year ended October 31, 2024. The Bloomberg U.S. Aggregate Index returned 10.55% and the ICE BofA 3-Month US Treasury Bill Index ("the Index") returned 5.39% for the year ended October 31, 2024.
  The Fund’s allocation to equities was the leading contributor to the Fund's performance compared to the Index.
  The hardware & semiconductors and industrial cyclical sectors were leading contributors to the Fund's absolute performance.
  The financial services and retail sectors were leading detractors from the Fund's absolute performance.
  The Fund’s short allocation to Teradyne and long allocation to Digital Realty Trust contributed positively to the Fund's performance.
  The Fund’s long allocation to Regeneron Pharmaceuticals and short allocation to Toast detracted from the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Research Market Neutral Fund (Class C Shares)	November 2, 2009	12.02%	6.54%	3.32%
JPMorgan Research Market Neutral Fund (Class C Shares) - excluding sales charge		13.02	6.54	3.32
Bloomberg U.S. Aggregate Index		10.55	(0.23)	1.49
ICE BofA 3-Month US Treasury Bill Index		5.39	2.37	1.69

Performance Inception Date	Nov. 02, 2009
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 339,688,000
Holdings Count | Holding	314
Advisory Fees Paid, Amount	$ 683,000
Investment Company Portfolio Turnover	218.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$339,688
Total number of portfolio holdings	314
Portfolio turnover rate	218%
Total advisory fees paid (000's)	$683

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
C000081100 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Research Market Neutral Fund
Class Name	Class I Shares
Trading Symbol	JMNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Research Market Neutral Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Research Market Neutral Fund (Class I Shares)	$261	2.44%
*	Includes dividend and interest expenses on short sales.

Expenses Paid, Amount	$ 261
Expense Ratio, Percent	2.44%	[3]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Research Market Neutral Fund's Class I Shares returned 13.84% for the year ended October 31, 2024. The Bloomberg U.S. Aggregate Index returned 10.55% and the ICE BofA 3-Month US Treasury Bill Index ("the Index") returned 5.39% for the year ended October 31, 2024.
  The Fund’s allocation to equities was the leading contributor to the Fund's performance compared to the Index.
  The hardware & semiconductors and industrial cyclical sectors were leading contributors to the Fund's absolute performance.
  The financial services and retail sectors were leading detractors from the Fund's absolute performance.
  The Fund’s short allocation to Teradyne and long allocation to Digital Realty Trust contributed positively to the Fund's performance.
  The Fund’s long allocation to Regeneron Pharmaceuticals and short allocation to Toast detracted from the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Research Market Neutral Fund (Class I Shares)	November 2, 2009	13.84%	7.34%	3.99%
Bloomberg U.S. Aggregate Index		10.55	(0.23)	1.49
ICE BofA 3-Month US Treasury Bill Index		5.39	2.37	1.69

Performance Inception Date	Nov. 02, 2009
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 339,688,000
Holdings Count | Holding	314
Advisory Fees Paid, Amount	$ 683,000
Investment Company Portfolio Turnover	218.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$339,688
Total number of portfolio holdings	314
Portfolio turnover rate	218%
Total advisory fees paid (000's)	$683

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
C000007193 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Equity Fund
Class Name	Class A Shares
Trading Symbol	JFAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class A Shares)	$136	1.24%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class A Shares, without a sales charge, returned 18.69% for the year ended October 31, 2024. The MSCI Emerging Markets Index (net total return) (the "Index") returned 25.32% for the year ended October 31, 2024.
  The Fund's holdings in China detracted from performance relative to the Index.
  The Fund's underweight position in India detracted from performance relative to the Index.
  The Fund's overweight position in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  Exposure to Argentina also added to the Fund’s positive performance, reflecting favorable market conditions and investment decisions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class A Shares)	September 28, 2001	12.46%	0.42%	2.89%
JPMorgan Emerging Markets Equity Fund (Class A Shares) - excluding sales charge		18.69	1.52	3.44
MSCI Emerging Markets Index (net total return)		25.32	3.93	3.43

Performance Inception Date	Sep. 28, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,959,199,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 48,624,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,959,199
Total number of portfolio holdings	81
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$48,624

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000017326 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Equity Fund
Class Name	Class C Shares
Trading Symbol	JEMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class C Shares)	$190	1.74%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class C Shares, without a sales charge, returned 18.10% for the year ended October 31, 2024. The MSCI Emerging Markets Index (net total return) (the "Index") returned 25.32% for the year ended October 31, 2024.
  The Fund's holdings in China detracted from performance relative to the Index.
  The Fund's underweight position in India detracted from performance relative to the Index.
  The Fund's overweight position in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  Exposure to Argentina also added to the Fund’s positive performance, reflecting favorable market conditions and investment decisions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class C Shares)	February 28, 2006	17.10%	1.01%	3.03%
JPMorgan Emerging Markets Equity Fund (Class C Shares) - excluding sales charge		18.10	1.01	3.03
MSCI Emerging Markets Index (net total return)		25.32	3.93	3.43

Performance Inception Date	Feb. 28, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,959,199,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 48,624,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,959,199
Total number of portfolio holdings	81
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$48,624

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007191 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Equity Fund
Class Name	Class I Shares
Trading Symbol	JEMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class I Shares)	$108	0.99%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class I Shares returned 18.97% for the year ended October 31, 2024. The MSCI Emerging Markets Index (net total return) (the "Index") returned 25.32% for the year ended October 31, 2024.
  The Fund's holdings in China detracted from performance relative to the Index.
  The Fund's underweight position in India detracted from performance relative to the Index.
  The Fund's overweight position in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  Exposure to Argentina also added to the Fund’s positive performance, reflecting favorable market conditions and investment decisions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class I Shares)	September 10, 2001	18.97%	1.78%	3.71%
MSCI Emerging Markets Index (net total return)		25.32	3.93	3.43

Performance Inception Date	Sep. 10, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,959,199,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 48,624,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,959,199
Total number of portfolio holdings	81
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$48,624

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007192 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Equity Fund
Class Name	Class L Shares
Trading Symbol	JMIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class L Shares)	$98	0.89%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class L Shares returned 19.11% for the year ended October 31, 2024. The MSCI Emerging Markets Index (net total return) (the "Index") returned 25.32% for the year ended October 31, 2024.
  The Fund's holdings in China detracted from performance relative to the Index.
  The Fund's underweight position in India detracted from performance relative to the Index.
  The Fund's overweight position in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  Exposure to Argentina also added to the Fund’s positive performance, reflecting favorable market conditions and investment decisions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class L Shares)	November 15, 1993	19.11%	1.87%	3.82%
MSCI Emerging Markets Index (net total return)		25.32	3.93	3.43

Performance Inception Date	Nov. 15, 1993
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,959,199,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 48,624,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,959,199
Total number of portfolio holdings	81
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$48,624

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000190873 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Equity Fund
Class Name	Class R2 Shares
Trading Symbol	JHUJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class R2 Shares)	$168	1.54%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class R2 Shares returned 18.32% for the year ended October 31, 2024. The MSCI Emerging Markets Index (net total return) (the "Index") returned 25.32% for the year ended October 31, 2024.
  The Fund's holdings in China detracted from performance relative to the Index.
  The Fund's underweight position in India detracted from performance relative to the Index.
  The Fund's overweight position in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  Exposure to Argentina also added to the Fund’s positive performance, reflecting favorable market conditions and investment decisions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class R2 Shares)	July 31, 2017	18.32%	1.22%	3.19%
MSCI Emerging Markets Index (net total return)		25.32	3.93	3.43

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,959,199,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 48,624,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,959,199
Total number of portfolio holdings	81
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$48,624

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000190874 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Equity Fund
Class Name	Class R3 Shares
Trading Symbol	JHURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class R3 Shares)	$141	1.29%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class R3 Shares returned 18.62% for the year ended October 31, 2024. The MSCI Emerging Markets Index (net total return) (the "Index") returned 25.32% for the year ended October 31, 2024.
  The Fund's holdings in China detracted from performance relative to the Index.
  The Fund's underweight position in India detracted from performance relative to the Index.
  The Fund's overweight position in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  Exposure to Argentina also added to the Fund’s positive performance, reflecting favorable market conditions and investment decisions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class R3 Shares)	July 31, 2017	18.62%	1.47%	3.41%
MSCI Emerging Markets Index (net total return)		25.32	3.93	3.43

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,959,199,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 48,624,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,959,199
Total number of portfolio holdings	81
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$48,624

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000190875 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Equity Fund
Class Name	Class R4 Shares
Trading Symbol	JHUKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class R4 Shares)	$114	1.04%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class R4 Shares returned 18.91% for the year ended October 31, 2024. The MSCI Emerging Markets Index (net total return) (the "Index") returned 25.32% for the year ended October 31, 2024.
  The Fund's holdings in China detracted from performance relative to the Index.
  The Fund's underweight position in India detracted from performance relative to the Index.
  The Fund's overweight position in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  Exposure to Argentina also added to the Fund’s positive performance, reflecting favorable market conditions and investment decisions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class R4 Shares)	July 31, 2017	18.91%	1.72%	3.67%
MSCI Emerging Markets Index (net total return)		25.32	3.93	3.43

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,959,199,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 48,624,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,959,199
Total number of portfolio holdings	81
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$48,624

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000173218 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Equity Fund
Class Name	Class R5 Shares
Trading Symbol	JEMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class R5 Shares)	$98	0.89%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class R5 Shares returned 19.10% for the year ended October 31, 2024. The MSCI Emerging Markets Index (net total return) (the "Index") returned 25.32% for the year ended October 31, 2024.
  The Fund's holdings in China detracted from performance relative to the Index.
  The Fund's underweight position in India detracted from performance relative to the Index.
  The Fund's overweight position in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  Exposure to Argentina also added to the Fund’s positive performance, reflecting favorable market conditions and investment decisions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class R5 Shares)	September 9, 2016	19.10%	1.87%	3.82%
MSCI Emerging Markets Index (net total return)		25.32	3.93	3.43

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,959,199,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 48,624,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,959,199
Total number of portfolio holdings	81
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$48,624

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000134566 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Equity Fund
Class Name	Class R6 Shares
Trading Symbol	JEMWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class R6 Shares)	$87	0.79%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class R6 Shares returned 19.22% for the year ended October 31, 2024. The MSCI Emerging Markets Index (net total return) (the "Index") returned 25.32% for the year ended October 31, 2024.
  The Fund's holdings in China detracted from performance relative to the Index.
  The Fund's underweight position in India detracted from performance relative to the Index.
  The Fund's overweight position in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  Exposure to Argentina also added to the Fund’s positive performance, reflecting favorable market conditions and investment decisions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class R6 Shares)	December 23, 2013	19.22%	1.97%	3.93%
MSCI Emerging Markets Index (net total return)		25.32	3.93	3.43

Performance Inception Date	Dec. 23, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,959,199,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 48,624,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,959,199
Total number of portfolio holdings	81
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$48,624

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007217 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Equity Fund
Class Name	Class A Shares
Trading Symbol	JSEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Equity Fund (Class A Shares)	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Equity Fund's Class A Shares, without a sales charge, returned 19.61% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) (the "Index") returned 22.97% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and utilities sectors detracted from performance relative to the Index.
  The Fund’s security selection in the industrials and financials sectors contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Equity Fund (Class A Shares)	February 28, 2002	13.30%	4.28%	4.26%
JPMorgan International Equity Fund (Class A Shares) - excluding sales charge		19.61	5.42	4.82
MSCI EAFE Index (net total return)		22.97	6.24	5.27

Performance Inception Date	Feb. 28, 2002
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,286,809,000
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 19,262,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,286,809
Total number of portfolio holdings	76
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$19,262

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007219 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Equity Fund
Class Name	Class C Shares
Trading Symbol	JIECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Equity Fund (Class C Shares)	$159	1.45%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Equity Fund's Class C Shares, without a sales charge, returned 19.04% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) (the "Index") returned 22.97% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and utilities sectors detracted from performance relative to the Index.
  The Fund’s security selection in the industrials and financials sectors contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Equity Fund (Class C Shares)	January 31, 2003	18.04%	4.89%	4.40%
JPMorgan International Equity Fund (Class C Shares) - excluding sales charge		19.04	4.89	4.40
MSCI EAFE Index (net total return)		22.97	6.24	5.27

Performance Inception Date	Jan. 31, 2003
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,286,809,000
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 19,262,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,286,809
Total number of portfolio holdings	76
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$19,262

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007216 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Equity Fund
Class Name	Class I Shares
Trading Symbol	VSIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Equity Fund (Class I Shares)	$77	0.70%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Equity Fund's Class I Shares returned 19.89% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) (the "Index") returned 22.97% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and utilities sectors detracted from performance relative to the Index.
  The Fund’s security selection in the industrials and financials sectors contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Equity Fund (Class I Shares)	January 1, 1997	19.89%	5.68%	5.08%
MSCI EAFE Index (net total return)		22.97	6.24	5.27

Performance Inception Date	Jan. 01, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,286,809,000
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 19,262,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,286,809
Total number of portfolio holdings	76
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$19,262

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000070619 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Equity Fund
Class Name	Class R2 Shares
Trading Symbol	JIEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Equity Fund (Class R2 Shares)	$137	1.25%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Equity Fund's Class R2 Shares returned 19.30% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) (the "Index") returned 22.97% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and utilities sectors detracted from performance relative to the Index.
  The Fund’s security selection in the industrials and financials sectors contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Equity Fund (Class R2 Shares)	November 3, 2008	19.30%	5.10%	4.52%
MSCI EAFE Index (net total return)		22.97	6.24	5.27

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,286,809,000
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 19,262,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,286,809
Total number of portfolio holdings	76
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$19,262

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000033527 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Equity Fund
Class Name	Class R5 Shares
Trading Symbol	JIERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Equity Fund (Class R5 Shares)	$66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Equity Fund's Class R5 Shares returned 20.02% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) (the "Index") returned 22.97% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and utilities sectors detracted from performance relative to the Index.
  The Fund’s security selection in the industrials and financials sectors contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Equity Fund (Class R5 Shares)	May 15, 2006	20.02%	5.78%	5.21%
MSCI EAFE Index (net total return)		22.97	6.24	5.27

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,286,809,000
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 19,262,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,286,809
Total number of portfolio holdings	76
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$19,262

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000093772 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Equity Fund
Class Name	Class R6 Shares
Trading Symbol	JNEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Equity Fund (Class R6 Shares)	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Equity Fund's Class R6 Shares returned 20.14% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) (the "Index") returned 22.97% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and utilities sectors detracted from performance relative to the Index.
  The Fund’s security selection in the industrials and financials sectors contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Equity Fund (Class R6 Shares)	November 30, 2010	20.14%	5.89%	5.31%
MSCI EAFE Index (net total return)		22.97	6.24	5.27

Performance Inception Date	Nov. 30, 2010
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,286,809,000
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 19,262,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,286,809
Total number of portfolio holdings	76
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$19,262

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007229 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Developed International Value Fund
Class Name	Class A Shares
Trading Symbol	JFEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Developed International Value Fund (Class A Shares)	$111	1.00%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Developed International Value Fund's Class A Shares, without a sales charge, returned 23.40% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) returned 22.97% and the MSCI EAFE Value Index (net total return) (the "Index") returned 22.75% for the year ended October 31, 2024.
  The Fund’s security selection in capital goods and insurance sectors contributed to performance relative to the Index.
  The Fund’s security selection in telecommunication services and utilities sectors detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Developed International Value Fund (Class A Shares)	September 28, 2001	16.88%	6.60%	3.44%
JPMorgan Developed International Value Fund (Class A Shares) - excluding sales charge		23.40	7.76	4.00
MSCI EAFE Index (net total return)		22.97	6.24	5.27
MSCI EAFE Value Index (net total return)		22.75	6.47	4.28

Performance Inception Date	Sep. 28, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 637,882,000
Holdings Count | Holding	255
Advisory Fees Paid, Amount	$ 2,495,000
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$637,882
Total number of portfolio holdings	255
Portfolio turnover rate	50%
Total advisory fees paid (000's)	$2,495

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000034831 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Developed International Value Fund
Class Name	Class C Shares
Trading Symbol	JIUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Developed International Value Fund (Class C Shares)	$167	1.50%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Developed International Value Fund's Class C Shares, without a sales charge, returned 22.87% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) returned 22.97% and the MSCI EAFE Value Index (net total return) (the "Index") returned 22.75% for the year ended October 31, 2024.
  The Fund’s security selection in capital goods and insurance sectors contributed to performance relative to the Index.
  The Fund’s security selection in telecommunication services and utilities sectors detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Developed International Value Fund (Class C Shares)	July 11, 2006	21.87%	7.23%	3.58%
JPMorgan Developed International Value Fund (Class C Shares) - excluding sales charge		22.87	7.23	3.58
MSCI EAFE Index (net total return)		22.97	6.24	5.27
MSCI EAFE Value Index (net total return)		22.75	6.47	4.28

Performance Inception Date	Jul. 11, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 637,882,000
Holdings Count | Holding	255
Advisory Fees Paid, Amount	$ 2,495,000
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$637,882
Total number of portfolio holdings	255
Portfolio turnover rate	50%
Total advisory fees paid (000's)	$2,495

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007227 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Developed International Value Fund
Class Name	Class I Shares
Trading Symbol	JIESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Developed International Value Fund (Class I Shares)	$83	0.75%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Developed International Value Fund's Class I Shares returned 23.80% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) returned 22.97% and the MSCI EAFE Value Index (net total return) (the "Index") returned 22.75% for the year ended October 31, 2024.
  The Fund’s security selection in capital goods and insurance sectors contributed to performance relative to the Index.
  The Fund’s security selection in telecommunication services and utilities sectors detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Developed International Value Fund (Class I Shares)	September 10, 2001	23.80%	8.03%	4.28%
MSCI EAFE Index (net total return)		22.97	6.24	5.27
MSCI EAFE Value Index (net total return)		22.75	6.47	4.28

Performance Inception Date	Sep. 10, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 637,882,000
Holdings Count | Holding	255
Advisory Fees Paid, Amount	$ 2,495,000
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$637,882
Total number of portfolio holdings	255
Portfolio turnover rate	50%
Total advisory fees paid (000's)	$2,495

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007228 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Developed International Value Fund
Class Name	Class L Shares
Trading Symbol	JNUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Developed International Value Fund (Class L Shares)	$73	0.65%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Developed International Value Fund's Class L Shares returned 23.95% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) returned 22.97% and the MSCI EAFE Value Index (net total return) (the "Index") returned 22.75% for the year ended October 31, 2024.
  The Fund’s security selection in capital goods and insurance sectors contributed to performance relative to the Index.
  The Fund’s security selection in telecommunication services and utilities sectors detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Developed International Value Fund (Class L Shares)	November 4, 1993	23.95%	8.14%	4.39%
MSCI EAFE Index (net total return)		22.97	6.24	5.27
MSCI EAFE Value Index (net total return)		22.75	6.47	4.28

Performance Inception Date	Nov. 04, 1993
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 637,882,000
Holdings Count | Holding	255
Advisory Fees Paid, Amount	$ 2,495,000
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$637,882
Total number of portfolio holdings	255
Portfolio turnover rate	50%
Total advisory fees paid (000's)	$2,495

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000070620 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Developed International Value Fund
Class Name	Class R2 Shares
Trading Symbol	JPVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Developed International Value Fund (Class R2 Shares)	$144	1.30%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Developed International Value Fund's Class R2 Shares returned 23.08% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) returned 22.97% and the MSCI EAFE Value Index (net total return) (the "Index") returned 22.75% for the year ended October 31, 2024.
  The Fund’s security selection in capital goods and insurance sectors contributed to performance relative to the Index.
  The Fund’s security selection in telecommunication services and utilities sectors detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Developed International Value Fund (Class R2 Shares)	November 3, 2008	23.08%	7.43%	3.70%
MSCI EAFE Index (net total return)		22.97	6.24	5.27
MSCI EAFE Value Index (net total return)		22.75	6.47	4.28

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 637,882,000
Holdings Count | Holding	255
Advisory Fees Paid, Amount	$ 2,495,000
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$637,882
Total number of portfolio holdings	255
Portfolio turnover rate	50%
Total advisory fees paid (000's)	$2,495

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000173219 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Developed International Value Fund
Class Name	Class R5 Shares
Trading Symbol	JPVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Developed International Value Fund (Class R5 Shares)	$72	0.64%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Developed International Value Fund's Class R5 Shares returned 23.95% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) returned 22.97% and the MSCI EAFE Value Index (net total return) (the "Index") returned 22.75% for the year ended October 31, 2024.
  The Fund’s security selection in capital goods and insurance sectors contributed to performance relative to the Index.
  The Fund’s security selection in telecommunication services and utilities sectors detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Developed International Value Fund (Class R5 Shares)	September 9, 2016	23.95%	8.14%	4.39%
MSCI EAFE Index (net total return)		22.97	6.24	5.27
MSCI EAFE Value Index (net total return)		22.75	6.47	4.28

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 637,882,000
Holdings Count | Holding	255
Advisory Fees Paid, Amount	$ 2,495,000
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$637,882
Total number of portfolio holdings	255
Portfolio turnover rate	50%
Total advisory fees paid (000's)	$2,495

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000093774 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Developed International Value Fund
Class Name	Class R6 Shares
Trading Symbol	JNVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Developed International Value Fund (Class R6 Shares)	$61	0.55%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Developed International Value Fund's Class R6 Shares returned 24.05% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) returned 22.97% and the MSCI EAFE Value Index (net total return) (the "Index") returned 22.75% for the year ended October 31, 2024.
  The Fund’s security selection in capital goods and insurance sectors contributed to performance relative to the Index.
  The Fund’s security selection in telecommunication services and utilities sectors detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Developed International Value Fund (Class R6 Shares)	November 30, 2010	24.05%	8.25%	4.51%
MSCI EAFE Index (net total return)		22.97	6.24	5.27
MSCI EAFE Value Index (net total return)		22.75	6.47	4.28

Performance Inception Date	Nov. 30, 2010
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 637,882,000
Holdings Count | Holding	255
Advisory Fees Paid, Amount	$ 2,495,000
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$637,882
Total number of portfolio holdings	255
Portfolio turnover rate	50%
Total advisory fees paid (000's)	$2,495

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007295 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Europe Dynamic Fund
Class Name	Class A Shares
Trading Symbol	VEUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Europe Dynamic Fund (Class A Shares)	$140	1.24%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Europe Dynamic Fund's Class A Shares, without a sales charge, returned 25.78% for the year ended October 31, 2024. The MSCI Europe Index (net total return) (the "Index") returned 22.43% for the year ended October 31, 2024.
  The Fund’s security selection in the capital goods and the food, beverage and tobacco sectors contributed to performance relative to the Index.
  The Fund’s security selection in the consumer services and utilities sectors detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Europe Dynamic Fund (Class A Shares)	November 2, 1995	19.17%	7.00%	4.40%
JPMorgan Europe Dynamic Fund (Class A Shares) - excluding sales charge		25.78	8.15	4.96
MSCI Europe Index (net total return)		22.43	6.91	5.23

Performance Inception Date	Nov. 02, 1995
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 519,263,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 3,191,000
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$519,263
Total number of portfolio holdings	70
Portfolio turnover rate	95%
Total advisory fees paid (000's)	$3,191

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007297 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Europe Dynamic Fund
Class Name	Class C Shares
Trading Symbol	VEUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Europe Dynamic Fund (Class C Shares)	$196	1.74%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Europe Dynamic Fund's Class C Shares, without a sales charge, returned 25.16% for the year ended October 31, 2024. The MSCI Europe Index (net total return) (the "Index") returned 22.43% for the year ended October 31, 2024.
  The Fund’s security selection in the capital goods and the food, beverage and tobacco sectors contributed to performance relative to the Index.
  The Fund’s security selection in the consumer services and utilities sectors detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Europe Dynamic Fund (Class C Shares)	November 1, 1998	24.16%	7.62%	4.54%
JPMorgan Europe Dynamic Fund (Class C Shares) - excluding sales charge		25.16	7.62	4.54
MSCI Europe Index (net total return)		22.43	6.91	5.23

Performance Inception Date	Nov. 01, 1998
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 519,263,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 3,191,000
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$519,263
Total number of portfolio holdings	70
Portfolio turnover rate	95%
Total advisory fees paid (000's)	$3,191

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007293 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Europe Dynamic Fund
Class Name	Class I Shares
Trading Symbol	JFESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Europe Dynamic Fund (Class I Shares)	$112	0.99%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Europe Dynamic Fund's Class I Shares returned 26.09% for the year ended October 31, 2024. The MSCI Europe Index (net total return) (the "Index") returned 22.43% for the year ended October 31, 2024.
  The Fund’s security selection in the capital goods and the food, beverage and tobacco sectors contributed to performance relative to the Index.
  The Fund’s security selection in the consumer services and utilities sectors detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Europe Dynamic Fund (Class I Shares)	September 10, 2001	26.09%	8.42%	5.25%
MSCI Europe Index (net total return)		22.43	6.91	5.23

Performance Inception Date	Sep. 10, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 519,263,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 3,191,000
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$519,263
Total number of portfolio holdings	70
Portfolio turnover rate	95%
Total advisory fees paid (000's)	$3,191

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007294 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Europe Dynamic Fund
Class Name	Class L Shares
Trading Symbol	JFEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Europe Dynamic Fund (Class L Shares)	$99	0.88%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Europe Dynamic Fund's Class L Shares returned 26.25% for the year ended October 31, 2024. The MSCI Europe Index (net total return) (the "Index") returned 22.43% for the year ended October 31, 2024.
  The Fund’s security selection in the capital goods and the food, beverage and tobacco sectors contributed to performance relative to the Index.
  The Fund’s security selection in the consumer services and utilities sectors detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Europe Dynamic Fund (Class L Shares)	September 10, 2001	26.25%	8.57%	5.39%
MSCI Europe Index (net total return)		22.43	6.91	5.23

Performance Inception Date	Sep. 10, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 519,263,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 3,191,000
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$519,263
Total number of portfolio holdings	70
Portfolio turnover rate	95%
Total advisory fees paid (000's)	$3,191

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000205200 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Europe Dynamic Fund
Class Name	Class R6 Shares
Trading Symbol	VEUVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Europe Dynamic Fund (Class R6 Shares)	$86	0.76%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Europe Dynamic Fund's Class R6 Shares returned 26.39% for the year ended October 31, 2024. The MSCI Europe Index (net total return) (the "Index") returned 22.43% for the year ended October 31, 2024.
  The Fund’s security selection in the capital goods and the food, beverage and tobacco sectors contributed to performance relative to the Index.
  The Fund’s security selection in the consumer services and utilities sectors detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Europe Dynamic Fund (Class R6 Shares)	October 1, 2018	26.39%	8.69%	5.46%
MSCI Europe Index (net total return)		22.43	6.91	5.23

Performance Inception Date	Oct. 01, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 519,263,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 3,191,000
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$519,263
Total number of portfolio holdings	70
Portfolio turnover rate	95%
Total advisory fees paid (000's)	$3,191

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000042871 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Builder Fund
Class Name	Class A Shares
Trading Symbol	JNBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Income Builder Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income Builder Fund (Class A Shares)	$78	0.71%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Income Builder Fund's Class A Shares, without a sales charge, returned 19.66% for the year ended October 31, 2024. The MSCI World Index (net total return) returned 33.68% and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index (the "Index") returned 24.00% for the year ended October 31, 2024.
  Relative to the JPMorgan Income Builder Composite Benchmark, the Fund’s overall underweight to growth-style equities and allocations to Global REITs were detractors from performance for the first half of the period. However, the Fund’s allocation to developed market equities and its mix of corporate credit helped the Fund's relative performance.
  The allocation to equities contributed the most to overall Fund performance as global growth continued to be strong, with overall economic growth remaining resilient, inflation continuing its downward trend, and central banks starting to cut rates. Within equities, the Fund preferred U.S. large-cap and developed market equities, which contributed positively to performance.
  The Fund's allocation to corporate credit, including high-yield bonds and emerging markets debt, also contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Income Builder Fund (Class A Shares)	May 31, 2007	14.32%	2.92%	3.88%
JPMorgan Income Builder Fund (Class A Shares) - excluding sales charge		19.66	3.88	4.36
MSCI World Index (net total return)		33.68	12.03	9.78
60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index		24.00	7.26	6.64

Performance Inception Date	May 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,506,066,000
Holdings Count | Holding	2,808
Advisory Fees Paid, Amount	$ 34,212,000
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,506,066
Total number of portfolio holdings	2,808
Portfolio turnover rate	107%
Total advisory fees paid (000's)	$34,212

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000042872 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Builder Fund
Class Name	Class C Shares
Trading Symbol	JNBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Income Builder Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income Builder Fund (Class C Shares)	$133	1.21%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Income Builder Fund's Class C Shares, without a sales charge, returned 19.13% for the year ended October 31, 2024. The MSCI World Index (net total return) returned 33.68% and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index (the "Index") returned 24.00% for the year ended October 31, 2024.
  Relative to the JPMorgan Income Builder Composite Benchmark, the Fund’s overall underweight to growth-style equities and allocations to Global REITs were detractors from performance for the first half of the period. However, the Fund’s allocation to developed market equities and its mix of corporate credit helped the Fund's relative performance.
  The allocation to equities contributed the most to overall Fund performance as global growth continued to be strong, with overall economic growth remaining resilient, inflation continuing its downward trend, and central banks starting to cut rates. Within equities, the Fund preferred U.S. large-cap and developed market equities, which contributed positively to performance.
  The Fund's allocation to corporate credit, including high-yield bonds and emerging markets debt, also contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Income Builder Fund (Class C Shares)	May 31, 2007	18.13%	3.36%	3.94%
JPMorgan Income Builder Fund (Class C Shares) - excluding sales charge		19.13	3.36	3.94
MSCI World Index (net total return)		33.68	12.03	9.78
60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index		24.00	7.26	6.64

Performance Inception Date	May 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,506,066,000
Holdings Count | Holding	2,808
Advisory Fees Paid, Amount	$ 34,212,000
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,506,066
Total number of portfolio holdings	2,808
Portfolio turnover rate	107%
Total advisory fees paid (000's)	$34,212

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000042873 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Builder Fund
Class Name	Class I Shares
Trading Symbol	JNBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Income Builder Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income Builder Fund (Class I Shares)	$62	0.56%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Income Builder Fund's Class I Shares returned 19.80% for the year ended October 31, 2024. The MSCI World Index (net total return) returned 33.68% and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index (the "Index") returned 24.00% for the year ended October 31, 2024.
  Relative to the JPMorgan Income Builder Composite Benchmark, the Fund’s overall underweight to growth-style equities and allocations to Global REITs were detractors from performance for the first half of the period. However, the Fund’s allocation to developed market equities and its mix of corporate credit helped the Fund's relative performance.
  The allocation to equities contributed the most to overall Fund performance as global growth continued to be strong, with overall economic growth remaining resilient, inflation continuing its downward trend, and central banks starting to cut rates. Within equities, the Fund preferred U.S. large-cap and developed market equities, which contributed positively to performance.
  The Fund's allocation to corporate credit, including high-yield bonds and emerging markets debt, also contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Income Builder Fund (Class I Shares)	May 31, 2007	19.80%	4.05%	4.52%
MSCI World Index (net total return)		33.68	12.03	9.78
60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index		24.00	7.26	6.64

Performance Inception Date	May 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,506,066,000
Holdings Count | Holding	2,808
Advisory Fees Paid, Amount	$ 34,212,000
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,506,066
Total number of portfolio holdings	2,808
Portfolio turnover rate	107%
Total advisory fees paid (000's)	$34,212

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000195048 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Builder Fund
Class Name	Class R6 Shares
Trading Symbol	JNBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Income Builder Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income Builder Fund (Class R6 Shares)	$53	0.48%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Income Builder Fund's Class R6 Shares returned 19.89% for the year ended October 31, 2024. The MSCI World Index (net total return) returned 33.68% and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index (the "Index") returned 24.00% for the year ended October 31, 2024.
  Relative to the JPMorgan Income Builder Composite Benchmark, the Fund’s overall underweight to growth-style equities and allocations to Global REITs were detractors from performance for the first half of the period. However, the Fund’s allocation to developed market equities and its mix of corporate credit helped the Fund's relative performance.
  The allocation to equities contributed the most to overall Fund performance as global growth continued to be strong, with overall economic growth remaining resilient, inflation continuing its downward trend, and central banks starting to cut rates. Within equities, the Fund preferred U.S. large-cap and developed market equities, which contributed positively to performance.
  The Fund's allocation to corporate credit, including high-yield bonds and emerging markets debt, also contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Income Builder Fund (Class R6 Shares)	November 1, 2017	19.89%	4.13%	4.58%
MSCI World Index (net total return)		33.68	12.03	9.78
60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index		24.00	7.26	6.64

Performance Inception Date	Nov. 01, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,506,066,000
Holdings Count | Holding	2,808
Advisory Fees Paid, Amount	$ 34,212,000
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,506,066
Total number of portfolio holdings	2,808
Portfolio turnover rate	107%
Total advisory fees paid (000's)	$34,212

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000097802 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Allocation Fund
Class Name	Class A Shares
Trading Symbol	GAOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class A Shares)	$114	1.03%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class A Shares, without a sales charge, returned 22.83% for the year ended October 31, 2024. The MSCI ACWI Index (net total return) returned 32.79% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD (the "Index") returned 23.56% for the year ended October 31, 2024.
  The allocation to equities contributed the most to overall Fund performance as global growth continued to be strong, with overall economic growth remaining resilient, inflation continuing its downward trend and central banks starting to cut rates. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed positively to the Fund's performance.
  The Fund's allocation to corporate credit, including high-yield bonds and securitized credit, also contributed positively to the performance.
  Relative to the JPMorgan Global Allocation Composite Benchmark, the Fund’s overall overweight position in equities was a leading contributor to performance. The Fund’s allocation to a diversified mix of non-government bonds also contributed positively to performance. However, the Fund's allocation to international developed equities detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class A Shares)	May 31, 2011	17.32%	4.45%	4.72%
JPMorgan Global Allocation Fund (Class A Shares) - excluding sales charge		22.83	5.42	5.21
MSCI ACWI Index (net total return)		32.79	11.08	9.06
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD		23.56	6.61	6.08

Performance Inception Date	May 31, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,857,204,000
Holdings Count | Holding	1,854
Advisory Fees Paid, Amount	$ 16,248,000
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,857,204
Total number of portfolio holdings	1,854
Portfolio turnover rate	94%
Total advisory fees paid (000's)	$16,248

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000097803 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Allocation Fund
Class Name	Class C Shares
Trading Symbol	GAOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class C Shares)	$169	1.53%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class C Shares, without a sales charge, returned 22.18% for the year ended October 31, 2024. The MSCI ACWI Index (net total return) returned 32.79% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD (the "Index") returned 23.56% for the year ended October 31, 2024.
  The allocation to equities contributed the most to overall Fund performance as global growth continued to be strong, with overall economic growth remaining resilient, inflation continuing its downward trend and central banks starting to cut rates. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed positively to the Fund's performance.
  The Fund's allocation to corporate credit, including high-yield bonds and securitized credit, also contributed positively to the performance.
  Relative to the JPMorgan Global Allocation Composite Benchmark, the Fund’s overall overweight position in equities was a leading contributor to performance. The Fund’s allocation to a diversified mix of non-government bonds also contributed positively to performance. However, the Fund's allocation to international developed equities detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class C Shares)	May 31, 2011	21.18%	4.88%	4.79%
JPMorgan Global Allocation Fund (Class C Shares) - excluding sales charge		22.18	4.88	4.79
MSCI ACWI Index (net total return)		32.79	11.08	9.06
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD		23.56	6.61	6.08

Performance Inception Date	May 31, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,857,204,000
Holdings Count | Holding	1,854
Advisory Fees Paid, Amount	$ 16,248,000
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,857,204
Total number of portfolio holdings	1,854
Portfolio turnover rate	94%
Total advisory fees paid (000's)	$16,248

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000097804 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Allocation Fund
Class Name	Class I Shares
Trading Symbol	GAOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class I Shares)	$86	0.78%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class I Shares returned 23.15% for the year ended October 31, 2024. The MSCI ACWI Index (net total return) returned 32.79% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD (the "Index") returned 23.56% for the year ended October 31, 2024.
  The allocation to equities contributed the most to overall Fund performance as global growth continued to be strong, with overall economic growth remaining resilient, inflation continuing its downward trend and central banks starting to cut rates. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed positively to the Fund's performance.
  The Fund's allocation to corporate credit, including high-yield bonds and securitized credit, also contributed positively to the performance.
  Relative to the JPMorgan Global Allocation Composite Benchmark, the Fund’s overall overweight position in equities was a leading contributor to performance. The Fund’s allocation to a diversified mix of non-government bonds also contributed positively to performance. However, the Fund's allocation to international developed equities detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class I Shares)	May 31, 2011	23.15%	5.67%	5.47%
MSCI ACWI Index (net total return)		32.79	11.08	9.06
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD		23.56	6.61	6.08

Performance Inception Date	May 31, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,857,204,000
Holdings Count | Holding	1,854
Advisory Fees Paid, Amount	$ 16,248,000
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,857,204
Total number of portfolio holdings	1,854
Portfolio turnover rate	94%
Total advisory fees paid (000's)	$16,248

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000097805 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Allocation Fund
Class Name	Class R2 Shares
Trading Symbol	GAONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class R2 Shares)	$155	1.40%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class R2 Shares returned 22.35% for the year ended October 31, 2024. The MSCI ACWI Index (net total return) returned 32.79% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD (the "Index") returned 23.56% for the year ended October 31, 2024.
  The allocation to equities contributed the most to overall Fund performance as global growth continued to be strong, with overall economic growth remaining resilient, inflation continuing its downward trend and central banks starting to cut rates. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed positively to the Fund's performance.
  The Fund's allocation to corporate credit, including high-yield bonds and securitized credit, also contributed positively to the performance.
  Relative to the JPMorgan Global Allocation Composite Benchmark, the Fund’s overall overweight position in equities was a leading contributor to performance. The Fund’s allocation to a diversified mix of non-government bonds also contributed positively to performance. However, the Fund's allocation to international developed equities detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class R2 Shares)	May 31, 2011	22.35%	5.02%	4.86%
MSCI ACWI Index (net total return)		32.79	11.08	9.06
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD		23.56	6.61	6.08

Performance Inception Date	May 31, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,857,204,000
Holdings Count | Holding	1,854
Advisory Fees Paid, Amount	$ 16,248,000
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,857,204
Total number of portfolio holdings	1,854
Portfolio turnover rate	94%
Total advisory fees paid (000's)	$16,248

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000205205 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Allocation Fund
Class Name	Class R3 Shares
Trading Symbol	GAOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class R3 Shares)	$127	1.15%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class R3 Shares returned 22.61% for the year ended October 31, 2024. The MSCI ACWI Index (net total return) returned 32.79% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD (the "Index") returned 23.56% for the year ended October 31, 2024.
  The allocation to equities contributed the most to overall Fund performance as global growth continued to be strong, with overall economic growth remaining resilient, inflation continuing its downward trend and central banks starting to cut rates. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed positively to the Fund's performance.
  The Fund's allocation to corporate credit, including high-yield bonds and securitized credit, also contributed positively to the performance.
  Relative to the JPMorgan Global Allocation Composite Benchmark, the Fund’s overall overweight position in equities was a leading contributor to performance. The Fund’s allocation to a diversified mix of non-government bonds also contributed positively to performance. However, the Fund's allocation to international developed equities detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class R3 Shares)	October 1, 2018	22.61%	5.28%	5.13%
MSCI ACWI Index (net total return)		32.79	11.08	9.06
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD		23.56	6.61	6.08

Performance Inception Date	Oct. 01, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,857,204,000
Holdings Count | Holding	1,854
Advisory Fees Paid, Amount	$ 16,248,000
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,857,204
Total number of portfolio holdings	1,854
Portfolio turnover rate	94%
Total advisory fees paid (000's)	$16,248

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000205204 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Allocation Fund
Class Name	Class R4 Shares
Trading Symbol	GAOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class R4 Shares)	$100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class R4 Shares returned 22.98% for the year ended October 31, 2024. The MSCI ACWI Index (net total return) returned 32.79% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD (the "Index") returned 23.56% for the year ended October 31, 2024.
  The allocation to equities contributed the most to overall Fund performance as global growth continued to be strong, with overall economic growth remaining resilient, inflation continuing its downward trend and central banks starting to cut rates. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed positively to the Fund's performance.
  The Fund's allocation to corporate credit, including high-yield bonds and securitized credit, also contributed positively to the performance.
  Relative to the JPMorgan Global Allocation Composite Benchmark, the Fund’s overall overweight position in equities was a leading contributor to performance. The Fund’s allocation to a diversified mix of non-government bonds also contributed positively to performance. However, the Fund's allocation to international developed equities detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class R4 Shares)	October 1, 2018	22.98%	5.56%	5.40%
MSCI ACWI Index (net total return)		32.79	11.08	9.06
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD		23.56	6.61	6.08

Performance Inception Date	Oct. 01, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,857,204,000
Holdings Count | Holding	1,854
Advisory Fees Paid, Amount	$ 16,248,000
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,857,204
Total number of portfolio holdings	1,854
Portfolio turnover rate	94%
Total advisory fees paid (000's)	$16,248

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000205203 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Allocation Fund
Class Name	Class R5 Shares
Trading Symbol	GAORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class R5 Shares)	$83	0.74%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class R5 Shares returned 23.09% for the year ended October 31, 2024. The MSCI ACWI Index (net total return) returned 32.79% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD (the "Index") returned 23.56% for the year ended October 31, 2024.
  The allocation to equities contributed the most to overall Fund performance as global growth continued to be strong, with overall economic growth remaining resilient, inflation continuing its downward trend and central banks starting to cut rates. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed positively to the Fund's performance.
  The Fund's allocation to corporate credit, including high-yield bonds and securitized credit, also contributed positively to the performance.
  Relative to the JPMorgan Global Allocation Composite Benchmark, the Fund’s overall overweight position in equities was a leading contributor to performance. The Fund’s allocation to a diversified mix of non-government bonds also contributed positively to performance. However, the Fund's allocation to international developed equities detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class R5 Shares)	October 1, 2018	23.09%	5.70%	5.49%
MSCI ACWI Index (net total return)		32.79	11.08	9.06
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD		23.56	6.61	6.08

Performance Inception Date	Oct. 01, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,857,204,000
Holdings Count | Holding	1,854
Advisory Fees Paid, Amount	$ 16,248,000
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,857,204
Total number of portfolio holdings	1,854
Portfolio turnover rate	94%
Total advisory fees paid (000's)	$16,248

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000195049 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Allocation Fund
Class Name	Class R6 Shares
Trading Symbol	GAOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class R6 Shares)	$72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class R6 Shares returned 23.25% for the year ended October 31, 2024. The MSCI ACWI Index (net total return) returned 32.79% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD (the "Index") returned 23.56% for the year ended October 31, 2024.
  The allocation to equities contributed the most to overall Fund performance as global growth continued to be strong, with overall economic growth remaining resilient, inflation continuing its downward trend and central banks starting to cut rates. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed positively to the Fund's performance.
  The Fund's allocation to corporate credit, including high-yield bonds and securitized credit, also contributed positively to the performance.
  Relative to the JPMorgan Global Allocation Composite Benchmark, the Fund’s overall overweight position in equities was a leading contributor to performance. The Fund’s allocation to a diversified mix of non-government bonds also contributed positively to performance. However, the Fund's allocation to international developed equities detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class R6 Shares)	November 1, 2017	23.25%	5.81%	5.56%
MSCI ACWI Index (net total return)		32.79	11.08	9.06
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD		23.56	6.61	6.08

Performance Inception Date	Nov. 01, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,857,204,000
Holdings Count | Holding	1,854
Advisory Fees Paid, Amount	$ 16,248,000
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,857,204
Total number of portfolio holdings	1,854
Portfolio turnover rate	94%
Total advisory fees paid (000's)	$16,248

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000106399 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Focus Fund
Class Name	Class A Shares
Trading Symbol	IUAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Focus Fund (Class A Shares)	$109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Focus Fund's Class A Shares, without a sales charge, returned 18.81% for the year ended October 31, 2024. The MSCI ACWI ex USA Index (net total return) (the "Index") returned 24.33% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and energy sectors detracted from performance relative to the Index.
  The Fund’s security selection in the financials and health care sectors contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Focus Fund (Class A Shares)	November 30, 2011	12.59%	4.16%	4.78%
JPMorgan International Focus Fund (Class A Shares) - excluding sales charge		18.81	5.28	5.34
MSCI ACWI ex USA Index (net total return)		24.33	5.78	4.79

Performance Inception Date	Nov. 30, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,513,955,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 7,622,000
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,513,955
Total number of portfolio holdings	54
Portfolio turnover rate	45%
Total advisory fees paid (000's)	$7,622

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000106400 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Focus Fund
Class Name	Class C Shares
Trading Symbol	IUCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Focus Fund (Class C Shares)	$163	1.50%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Focus Fund's Class C Shares, without a sales charge, returned 18.22% for the year ended October 31, 2024. The MSCI ACWI ex USA Index (net total return) (the "Index") returned 24.33% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and energy sectors detracted from performance relative to the Index.
  The Fund’s security selection in the financials and health care sectors contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Focus Fund (Class C Shares)	November 30, 2011	17.22%	4.77%	4.92%
JPMorgan International Focus Fund (Class C Shares) - excluding sales charge		18.22	4.77	4.92
MSCI ACWI ex USA Index (net total return)		24.33	5.78	4.79

Performance Inception Date	Nov. 30, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,513,955,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 7,622,000
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,513,955
Total number of portfolio holdings	54
Portfolio turnover rate	45%
Total advisory fees paid (000's)	$7,622

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000106401 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Focus Fund
Class Name	Class I Shares
Trading Symbol	IUESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Focus Fund (Class I Shares)	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Focus Fund's Class I Shares returned 19.09% for the year ended October 31, 2024. The MSCI ACWI ex USA Index (net total return) (the "Index") returned 24.33% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and energy sectors detracted from performance relative to the Index.
  The Fund’s security selection in the financials and health care sectors contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Focus Fund (Class I Shares)	November 30, 2011	19.09%	5.56%	5.63%
MSCI ACWI ex USA Index (net total return)		24.33	5.78	4.79

Performance Inception Date	Nov. 30, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,513,955,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 7,622,000
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,513,955
Total number of portfolio holdings	54
Portfolio turnover rate	45%
Total advisory fees paid (000's)	$7,622

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000106402 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Focus Fund
Class Name	Class R2 Shares
Trading Symbol	IUERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Focus Fund (Class R2 Shares)	$142	1.30%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Focus Fund's Class R2 Shares returned 18.46% for the year ended October 31, 2024. The MSCI ACWI ex USA Index (net total return) (the "Index") returned 24.33% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and energy sectors detracted from performance relative to the Index.
  The Fund’s security selection in the financials and health care sectors contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Focus Fund (Class R2 Shares)	November 30, 2011	18.46%	4.98%	5.04%
MSCI ACWI ex USA Index (net total return)		24.33	5.78	4.79

Performance Inception Date	Nov. 30, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,513,955,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 7,622,000
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,513,955
Total number of portfolio holdings	54
Portfolio turnover rate	45%
Total advisory fees paid (000's)	$7,622

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000106403 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Focus Fund
Class Name	Class R5 Shares
Trading Symbol	IUEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Focus Fund (Class R5 Shares)	$71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Focus Fund's Class R5 Shares returned 19.24% for the year ended October 31, 2024. The MSCI ACWI ex USA Index (net total return) (the "Index") returned 24.33% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and energy sectors detracted from performance relative to the Index.
  The Fund’s security selection in the financials and health care sectors contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Focus Fund (Class R5 Shares)	November 30, 2011	19.24%	5.66%	5.74%
MSCI ACWI ex USA Index (net total return)		24.33	5.78	4.79

Performance Inception Date	Nov. 30, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,513,955,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 7,622,000
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,513,955
Total number of portfolio holdings	54
Portfolio turnover rate	45%
Total advisory fees paid (000's)	$7,622

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000106404 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Focus Fund
Class Name	Class R6 Shares
Trading Symbol	IUENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Focus Fund (Class R6 Shares)	$60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Focus Fund's Class R6 Shares returned 19.34% for the year ended October 31, 2024. The MSCI ACWI ex USA Index (net total return) (the "Index") returned 24.33% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and energy sectors detracted from performance relative to the Index.
  The Fund’s security selection in the financials and health care sectors contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Focus Fund (Class R6 Shares)	November 30, 2011	19.34%	5.76%	5.83%
MSCI ACWI ex USA Index (net total return)		24.33	5.78	4.79

Performance Inception Date	Nov. 30, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,513,955,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 7,622,000
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,513,955
Total number of portfolio holdings	54
Portfolio turnover rate	45%
Total advisory fees paid (000's)	$7,622

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)

[1]	Includes dividend and interest expenses on short sales.
[2]	Includes dividend and interest expenses on short sales.
[3]	Includes dividend and interest expenses on short sales.